Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 19,424,059	$ 10,497,570
Accounts receivable, net	188,358	375,154
Inventories	2,612,011	3,332,390
Operating lease right of use assets	223,646	2,682,858
Other current assets	3,247,640	3,567,329
- VAT receivables	2,251,049	3,134,708
- Other	996,591	432,621
Total current assets	25,695,714	20,455,301
Non-current assets:
Property, equipment and deposits, net	13,531,475	19,422,884
- Property, equipment, net	13,525,999	19,327,658
- Vehicle deposits	5,476	95,226
Operating lease right of use assets	800,093	840,617
Intangible assets	183,887	159,577
Total non-current assets	14,515,455	20,423,078
Total assets	40,211,169	40,878,379
Current liabilities
Short-term financial liabilities, net	10,447,905	7,293,982
Accounts payable	2,796,376	3,573,784
Operating lease liabilities	412,564	2,152,677
Deferred revenue	1,550,208	1,328,405
Accrued expenses and other current liabilities	2,295,163	1,517,969
Total current liabilities	17,502,216	15,866,817
Non-current liabilities:
Long-term financial liabilities, net	54,802,791	16,380,172
Operating lease liabilities	277,956	674,496
Other non-current liabilities	325,864	357,226
Total non-current liabilities	55,406,611	17,411,894
Total liabilities	72,908,827	33,278,711
Stockholders’ equity
Common stock	5,703	4,411
Share premium	40,460,834	54,335,881
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)
Accumulated deficit	(65,606,196)	(39,182,625)
Total stockholders’ equity	(32,697,658)	7,599,668
Total liabilities and stockholders’ equity	$ 40,211,169	$ 40,878,379